Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 12, 2016
Registrant Name	dei_EntityRegistrantName	Goehring & Rozencwajg Investment Funds
Central Index Key	dei_EntityCentralIndexKey	0001680255
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2016
Prospectus Date	rr_ProspectusDate	Dec. 12, 2016
Goehring & Rozencwajg Resources Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  After one year, the example does not take into consideration the Adviser’s current agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in securities of natural resources companies and other investments (including derivatives, futures and options, registered investment companies and exchange-traded funds (“ETFs”), including ETFs that invest in commodities) that provide economic exposure to natural resources or natural resources companies (together “natural resources investments”). This policy may be changed only after 60 days’ notice to shareholders. Natural resources companies are U.S. and foreign companies that may own, explore, develop, produce, refine, transport, or market natural resources or that provide related equipment, infrastructure, or services.  Natural resources include energy commodities, such as oil, natural gas, coal and uranium; precious metals, such as gold, silver, platinum, palladium and rhodium; diamond; base metals, such as copper, lead and zinc; ferrous metals; agricultural commodities; and fertilizer commodities, such as potash, phosphate and nitrogen.

The Fund will typically invest primarily in equity and equity-related securities consisting of common stock, preferred stock, convertible securities, rights and warrants and depository receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)).  The Fund also may participate in initial public offerings (“IPOs”) of equity and equity-related securities.  In addition, the Fund may invest in debt securities of natural resources companies.  These debt-securities may include “investment-grade” securities (i.e., BBB- or better from Standard & Poor’s, Baa3 or better from Moody’s and BBB- or better from Fitch) as well as those that are rated below investment-grade (commonly referred to as “junk bonds”) or are not rated by any rating agency. The Fund may maintain an average portfolio duration of any length, and the Fund may invest in securities of any duration and maturity.

The Fund may invest in derivatives, including long and short positions in futures and options, in order to gain market exposure to natural resources or natural resources companies, enhance returns or hedge an existing position.  At times, the Fund may invest in registered investment companies and ETFs.  The Fund will primarily utilize ETFs to gain market exposure to an underlying commodity, such as by investing in an ETF which invests in the commodity (e.g., gold). In addition, the Fund may purchase securities issued in private placements and initial public offerings. The Fund also may engage in repurchase agreements to earn incremental income on temporarily available cash.

The Adviser believes that substantial value can be created by investing in the securities of companies engaged in those sectors of the natural resources industry where investor sentiment is extremely negative, the associated commodity price is low relative to historical levels, or the Adviser believes that the fundamentals are on the verge of turning positive. The Fund seeks to implement an investment process that consists of both “top-down” and “bottoms-up” analysis.  For the “top-down” analysis, the Adviser will use its proprietary supply and demand models to form an outlook for a given commodity.  Once the “top-down” outlook for a given commodity is complete, the Adviser will conduct a “bottoms-up” analysis of potential investments that uses its proprietary commodity price outlook to calculate an estimate of intrinsic value for the investment.  The Fund will seek to use “value investing” techniques and invest in those securities that it believes are undervalued relative to its estimate of intrinsic value based upon its proprietary commodity outlook, but may use other investment techniques as well.

The Fund will not seek to provide diversified commodity exposure and may be directly or indirectly exposed to a limited number of commodities.

When determining whether a company is a natural resources company or whether an investment provides economic exposure to natural resources or natural resources companies for purposes of the Fund’s 80% investment policy above, the Fund currently relies on standard industry classifications developed by third-party providers.   The standard industry classifications used by the Fund may be changed by the third-party providers over time and without notice to the Fund or its investors.  When determining compliance with its 80% investment policy, the Fund will consider the underlying investments of the investment companies in which it invests, to the extent the Fund has access to sufficient and timely portfolio holdings information from such investment companies.  For example, if the Fund invests in an investment company with an 80% investment policy that is consistent with the Fund’s 80% investment policy, the Fund will count its investment in that investment company toward the Fund’s 80% investment policy.

The Fund may hold both U.S. and foreign securities (including emerging market securities) and does not limit the proportion of securities held by geography.  In addition, the Fund does not seek to limit its investments based upon market capitalization and may hold securities of companies whose market capitalization may range from very-small (“micro-cap”) to very large (“large-cap”). At times, the Fund may take a defensive position when it believes commodity prices, or security valuations are at risk of a decline and as a result may hold a higher than normal level of cash.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in securities of natural resources companies and other investments (including derivatives, futures and options, registered investment companies and exchange-traded funds ("ETFs"), including ETFs that invest in commodities) that provide economic exposure to natural resources or natural resources companies (together "natural resources investments").
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.  You may lose money by investing in the Fund.

● Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate more than if the Fund had a broader range of investments. To the extent that the Fund is more heavily exposed to a commodity sub-sector that undergoes a period of weakness, an investor can expect poor returns from the Fund.

● Concentration Risk – As described in “Principal Investment Strategies of the Fund” above, the Fund concentrates its investments in natural resources investments. Concentrating in natural resources investments increases the risk of loss because the stocks of many or all of the companies in the natural resources industry may decline in value due to a development adversely affecting the industry or one or more particular sub-industries or commodities. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources industry, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

● Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.

● Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

● Currency Risk – The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

● Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment.  Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty.  For derivatives traded on exchanges, such as futures and many options, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange itself. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments. The use of derivatives may increase the volatility of the fund through the financial leverage inherent in derivatives.  Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may impact the Fund’s use of derivatives and certain related instruments, which could prevent the Fund from fully implementing its investment strategy and adversely affect returns.

● Emerging Markets Risk – Non-U.S. securities risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Natural resource-related investments are often exposed to emerging markets to a greater extent than other investments.

● Equity Risk – The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably.  The values of equity securities may decline due to factors affecting the issuer or general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.

● High-yield/Junk Bond Risk – Lower-quality debt securities (commonly known as “high-yield” securities or “junk bonds”) involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time, including in response to adverse news about the issuer, or the market or economy in general. The market for lower quality debt securities can be less liquid, especially during periods of recession or general market decline.

● Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid.  Low trading volume, lack of a market maker, large position size, or legal restrictions may limit of prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

● Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

● IPO Risk – Securities purchased in IPOs have no trading history, limited issuer information and increased volatility.

● Issuer Risk – The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

● Leverage Risk – Certain investments by the Fund may give rise to leverage, which may magnify gains and losses and increase the volatility of the Fund’s portfolio. Leverage entails a heightened risk of loss in excess of invested capital.

● Managed Portfolio Risk – The Fund will be affected by the Adviser’s allocation determinations, investment decisions and techniques. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

● Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

● Micro-Capitalization Company Risk – Securities issued by very small companies may be more volatile and susceptible to loss of value due to, among other factors, the inability of the company to finance its business, the lack of institutional investor interest, lower trading volumes, the lack of broker-dealer analyst coverage, and greater susceptibility to changes in broad business conditions.

● Natural Resources Investment Risk – Investment in companies in the natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Energy prices declined sharply in 2015, and a prolonged slump in energy prices is likely to have a negative effect on companies that extract, process or deliver energy-related commodities.

● Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

● Small and Mid-sized Companies Risk – Securities issued by small and mid-sized companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is expected to commence investment operations on or about the date of the Prospectus; therefore, the Fund currently has no investment performance information to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence investment operations on or about the date of the Prospectus; therefore, the Fund currently has no investment performance information to report.
Goehring & Rozencwajg Resources Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRHIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses (after fee waiver and expense reimbursement)	rr_NetExpensesOverAssets	0.92%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	$ 390
Goehring & Rozencwajg Resources Fund | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRHAX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses (after fee waiver and expense reimbursement)	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	$ 500

[1]	Estimated for the current fiscal year.
[2]	Goehring & Rozencwajg Associates, LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through December 31, 2017, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund's expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.